Property and equipment, net (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Total of gross carrying amount	$ 824,746	$ 705,289
Less: accumulated depreciation	(325,023)	(314,608)
Property and equipment, net	499,723	390,681
Servers, computers and equipment
Property and equipment, net
Total of gross carrying amount	300,157	280,619
Buildings
Property and equipment, net
Total of gross carrying amount	267,661	270,423
Construction in progress
Property and equipment, net
Total of gross carrying amount	214,728	111,573
Decoration of buildings
Property and equipment, net
Total of gross carrying amount	14,363	14,578
Leasehold improvements
Property and equipment, net
Total of gross carrying amount	5,582	5,683
Motor vehicles
Property and equipment, net
Total of gross carrying amount	17,387	17,603
Furniture, fixture and office equipment
Property and equipment, net
Total of gross carrying amount	$ 4,868	$ 4,810